Pay vs Performance Disclosure - USD ($)	12 Months Ended					17 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 31, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Act and SEC rules, the following disclosure presents the relationship between executive compensation actually paid (as defined by SEC rules) and the financial performance of VS&Co over the applicable time period.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)($) (Super)	Summary Compensation Table Total for PEO(1) ($) (Waters)	Compensation Actually Paid to PEO(2) ($) (Super)	Compensation Actually Paid to PEO(2) ($) (Waters)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($)	Operating Income(4) ($)

2025	14,381,494	—	43,947,209	—	4,423,932	9,919,898	94	144	189,000,000	271,000,000
2024	8,533,370	12,750,535	11,429,774	6,837,495	3,778,107	4,622,728	62	142	169,000,000	310,000,000
2023	—	10,925,251	—	1,626,259	3,823,312	1,696,135	46	108	116,000,000	246,000,000
2022	—	12,519,912	—	(3,313,155)	4,884,890	2,915,978	67	77	338,000,000	478,000,000
2021	—	12,905,231	—	27,852,235	4,601,134	9,248,185	96	93	646,000,000	870,000,000

(1) Ms. Super was the Principal Executive Officer (“PEO”) during fiscal 2025. Ms. Super began serving as the Principal Executive Officer (“PEO”) on September 9, 2024. Martin Waters was the PEO prior to Ms. Super’s appointment and served as the PEO for fiscal 2023, 2022 and 2021. Non-PEO NEOs include Mr. Sekella, Ms. McAfee, Ms. Preis and Mr. Boyle for fiscal 2025; Mr. Sekella, Mr. Boyle, Ms. McAfee, Timothy Johnson, Christine Rupp and Gregory Unis for fiscal 2024; Mr. Johnson, Ms. McAfee, Ms. Rupp and Mr. Unis for fiscal 2023; Mr. Johnson, Amy Hauk, Ms. Rupp and Mr. Unis for fiscal 2022; and Mr. Johnson, Mr. Boyle, Ms. Hauk, and Mr. Unis for fiscal 2021.

(2) To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

PEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total(a) ($)	Additions to SCT Total(b) ($)	CAP ($)

Hillary Super

2025	1,222,846	1,000,000	3,626,705	492,373	14,381,494	(8,039,570)	37,605,285	43,947,209
2024	481,319	—	1,532,621	769,426	8,533,370	(5,750,004)	8,646,408	11,429,774

Martin Waters

2024	721,154	45,139	3,144,125	548,049	12,750,535	(8,292,068)	2,379,028	6,837,495
2023	1,250,000	—	788,738	35,315	10,925,251	(8,851,198)	(447,794)	1,626,259
2022	1,250,000	1,000,000	788,400	31,097	12,519,912	(9,450,415)	(6,382,652)	(3,313,155)
2021	1,250,000	1,600,000	3,395,700	125,956	12,905,231	(6,500,029)	21,447,033	27,852,235

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total(a) ($)	Additions to SCT Total(b) ($)	CAP ($)

2025	735,835	25,000	1,409,144	85,544	4,423,932	(2,168,409)	7,664,375	9,919,898
2024	641,710	—	1,312,795	133,948	3,778,107	(1,689,654)	2,534,275	4,622,728
2023	873,656	240,000	439,064	29,836	3,823,312	(2,240,756)	113,579	1,696,135
2022	758,032	375,000	466,226	165,169	4,884,890	(3,119,912)	1,151,000	2,915,978
2021	785,979	950,000	1,731,110	79,702	4,601,134	(1,040,000)	5,687,051	9,248,185

(a) Represents the grant date fair value of equity-based awards granted each year.

(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal 2025, 2024, 2023, 2022 and 2021 is further detailed in the tables below. “FYE” means fiscal year end.

2025	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2025 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2025(i) ($)	Fair Value of Awards Forfeited in 2025 ($)	Equity Value included in CAP(i) ($)

PEO Super	35,146,909	—	3,021,249	(562,873)	—	37,605,285
Non-PEO NEOs	5,604,779	222,544	2,118,462	(183,337)	(98,072)	7,664,375

2024	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2024 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2024(i) ($)	Fair Value of Awards Forfeited in 2024 ($)	Equity Value included in CAP(i) ($)

PEO Super	8,646,408	—	—	—	—	8,646,408
PEO Waters	2,628,350	575,920	923,998	(416,125)	(1,333,114)	2,379,028
Non-PEO NEOs	2,574,419	95,481	446,858	(171,023)	(411,461)	2,534,275

2023	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2023 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2023(i) ($)	Fair Value of Awards Forfeited in 2023 ($)	Equity Value included in CAP(i) ($)

PEO	4,395,585	—	(3,969,929)	(873,450)	—	(447,794)
Non-PEO NEOs	1,512,258	—	(1,006,822)	(391,857)	—	113,579

2022	Fair Value of 2022 Equity Awards at FYE(i) ($)	Fair Value of 2022 Equity Awards That Vested in 2022 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2022(i) ($)	Fair Value of Awards Forfeited in 2022 ($)	Equity Value included in CAP(i) ($)

PEO	4,435,401	—	(10,211,635)	(606,418)	—	(6,382,652)
Non-PEO NEOs	2,034,300	—	(642,337)	(240,963)	—	1,151,000

2021	Fair Value of 2021 Equity Awards at FYE(i) ($)	Fair Value of 2021 Equity Awards That Vested in 2021 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2021(i) ($)	Fair Value of Awards Forfeited in 2021 ($)	Equity Value included in CAP(i) ($)

PEO	17,324,891	—	3,395,520	726,622	—	21,447,033
Non-PEO NEOs	3,070,976	—	1,597,970	1,018,106	—	5,687,051

(i) PSU awards assume payout performance in alignment with accruals at each fiscal yearend. Stock option volatility for Black Scholes valuations pre-spinoff from L Brands is based on the historical L Brands volatility measured over a 4.7-year period (expected life at grant date for the most recent options granted by

L Brands). Stock option volatility for Black Scholes valuations post-spinoff is based on the average volatility of peers in the S&P 1500 Specialty Retail Index using 10 years of daily historical stock price data due to the limited stock history for VS&Co. Utilizes an expected life of 4.73 years from stock options granted March 16, 2021, adjusted for time elapsed from grant date to measurement date (e.g., period end date or vesting date) and adjusted for the percentage the award is in-the-money or out-of-the-money. One percent (1%) dividend yield used for pre-spinoff measurement dates consistent with the dividend yield from the March 16, 2021 annual grant. Zero percent (0%) dividend yield used for measurement dates post-spinoff due to VS&Co having no history of granting dividends and no plans to grant dividends in the near future. The risk-free rate utilized in the Black Scholes valuations is based on treasury constant maturity yields as reported in the H.15 Federal Reserve Statistical Release for the respective valuation date with a term corresponding to the expected life for the award at the measurement date.

(3) The Company Total Shareholder Return (“TSR”) and the Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2025 Annual Report pursuant to Item 201(e) of Regulation S-K: the S&P 500 Consumer Discretionary Distribution & Retail Index.

(4) We have selected operating income as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link Compensation Actually Paid to our NEOs to company performance for fiscal 2025.

Company Selected Measure Name	operating income
Named Executive Officers, Footnote

(1) Ms. Super was the Principal Executive Officer (“PEO”) during fiscal 2025. Ms. Super began serving as the Principal Executive Officer (“PEO”) on September 9, 2024. Martin Waters was the PEO prior to Ms. Super’s appointment and served as the PEO for fiscal 2023, 2022 and 2021. Non-PEO NEOs include Mr. Sekella, Ms. McAfee, Ms. Preis and Mr. Boyle for fiscal 2025; Mr. Sekella, Mr. Boyle, Ms. McAfee, Timothy Johnson, Christine Rupp and Gregory Unis for fiscal 2024; Mr. Johnson, Ms. McAfee, Ms. Rupp and Mr. Unis for fiscal 2023; Mr. Johnson, Amy Hauk, Ms. Rupp and Mr. Unis for fiscal 2022; and Mr. Johnson, Mr. Boyle, Ms. Hauk, and Mr. Unis for fiscal 2021.

Peer Group Issuers, Footnote	(3) The Company Total Shareholder Return (“TSR”) and the Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2025 Annual Report pursuant to Item 201(e) of Regulation S-K: the S&P 500 Consumer Discretionary Distribution & Retail Index.
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total(a) ($)	Additions to SCT Total(b) ($)	CAP ($)

Hillary Super

2025	1,222,846	1,000,000	3,626,705	492,373	14,381,494	(8,039,570)	37,605,285	43,947,209
2024	481,319	—	1,532,621	769,426	8,533,370	(5,750,004)	8,646,408	11,429,774

Martin Waters

2024	721,154	45,139	3,144,125	548,049	12,750,535	(8,292,068)	2,379,028	6,837,495
2023	1,250,000	—	788,738	35,315	10,925,251	(8,851,198)	(447,794)	1,626,259
2022	1,250,000	1,000,000	788,400	31,097	12,519,912	(9,450,415)	(6,382,652)	(3,313,155)
2021	1,250,000	1,600,000	3,395,700	125,956	12,905,231	(6,500,029)	21,447,033	27,852,235

2025	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2025 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2025(i) ($)	Fair Value of Awards Forfeited in 2025 ($)	Equity Value included in CAP(i) ($)

PEO Super	35,146,909	—	3,021,249	(562,873)	—	37,605,285
Non-PEO NEOs	5,604,779	222,544	2,118,462	(183,337)	(98,072)	7,664,375

2024	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2024 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2024(i) ($)	Fair Value of Awards Forfeited in 2024 ($)	Equity Value included in CAP(i) ($)

PEO Super	8,646,408	—	—	—	—	8,646,408
PEO Waters	2,628,350	575,920	923,998	(416,125)	(1,333,114)	2,379,028
Non-PEO NEOs	2,574,419	95,481	446,858	(171,023)	(411,461)	2,534,275

2023	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2023 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2023(i) ($)	Fair Value of Awards Forfeited in 2023 ($)	Equity Value included in CAP(i) ($)

PEO	4,395,585	—	(3,969,929)	(873,450)	—	(447,794)
Non-PEO NEOs	1,512,258	—	(1,006,822)	(391,857)	—	113,579

2022	Fair Value of 2022 Equity Awards at FYE(i) ($)	Fair Value of 2022 Equity Awards That Vested in 2022 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2022(i) ($)	Fair Value of Awards Forfeited in 2022 ($)	Equity Value included in CAP(i) ($)

PEO	4,435,401	—	(10,211,635)	(606,418)	—	(6,382,652)
Non-PEO NEOs	2,034,300	—	(642,337)	(240,963)	—	1,151,000

2021	Fair Value of 2021 Equity Awards at FYE(i) ($)	Fair Value of 2021 Equity Awards That Vested in 2021 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2021(i) ($)	Fair Value of Awards Forfeited in 2021 ($)	Equity Value included in CAP(i) ($)

PEO	17,324,891	—	3,395,520	726,622	—	21,447,033
Non-PEO NEOs	3,070,976	—	1,597,970	1,018,106	—	5,687,051

Non-PEO NEO Average Total Compensation Amount	$ 4,423,932	$ 3,778,107	$ 3,823,312	$ 4,884,890	$ 4,601,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,919,898	4,622,728	1,696,135	2,915,978	9,248,185
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total(a) ($)	Additions to SCT Total(b) ($)	CAP ($)

2025	735,835	25,000	1,409,144	85,544	4,423,932	(2,168,409)	7,664,375	9,919,898
2024	641,710	—	1,312,795	133,948	3,778,107	(1,689,654)	2,534,275	4,622,728
2023	873,656	240,000	439,064	29,836	3,823,312	(2,240,756)	113,579	1,696,135
2022	758,032	375,000	466,226	165,169	4,884,890	(3,119,912)	1,151,000	2,915,978
2021	785,979	950,000	1,731,110	79,702	4,601,134	(1,040,000)	5,687,051	9,248,185

(a) Represents the grant date fair value of equity-based awards granted each year.

(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal 2025, 2024, 2023, 2022 and 2021 is further detailed in the tables below. “FYE” means fiscal year end.

2025	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2025 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2025(i) ($)	Fair Value of Awards Forfeited in 2025 ($)	Equity Value included in CAP(i) ($)

PEO Super	35,146,909	—	3,021,249	(562,873)	—	37,605,285
Non-PEO NEOs	5,604,779	222,544	2,118,462	(183,337)	(98,072)	7,664,375

2024	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2024 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2024(i) ($)	Fair Value of Awards Forfeited in 2024 ($)	Equity Value included in CAP(i) ($)

PEO Super	8,646,408	—	—	—	—	8,646,408
PEO Waters	2,628,350	575,920	923,998	(416,125)	(1,333,114)	2,379,028
Non-PEO NEOs	2,574,419	95,481	446,858	(171,023)	(411,461)	2,534,275

2023	Fair Value of Current Year Equity Awards at FYE(i) ($)	Fair Value of Current Year Equity Awards That Vested in 2023 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2023(i) ($)	Fair Value of Awards Forfeited in 2023 ($)	Equity Value included in CAP(i) ($)

PEO	4,395,585	—	(3,969,929)	(873,450)	—	(447,794)
Non-PEO NEOs	1,512,258	—	(1,006,822)	(391,857)	—	113,579

2022	Fair Value of 2022 Equity Awards at FYE(i) ($)	Fair Value of 2022 Equity Awards That Vested in 2022 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2022(i) ($)	Fair Value of Awards Forfeited in 2022 ($)	Equity Value included in CAP(i) ($)

PEO	4,435,401	—	(10,211,635)	(606,418)	—	(6,382,652)
Non-PEO NEOs	2,034,300	—	(642,337)	(240,963)	—	1,151,000

2021	Fair Value of 2021 Equity Awards at FYE(i) ($)	Fair Value of 2021 Equity Awards That Vested in 2021 ($)	Change in Value of Prior Year Awards Unvested at FYE(i) ($)	Change in Value of Prior Year Awards That Vested in 2021(i) ($)	Fair Value of Awards Forfeited in 2021 ($)	Equity Value included in CAP(i) ($)

PEO	17,324,891	—	3,395,520	726,622	—	21,447,033
Non-PEO NEOs	3,070,976	—	1,597,970	1,018,106	—	5,687,051

Compensation Actually Paid vs. Total Shareholder Return	Company TSR and Peer Group TSR The chart below compares VS&Co’s TSR performance to the TSR performance of the S&P 500 Consumer Discretionary Distribution & Retail Index.
Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Certain Financial Measures

The chart below illustrates the relationship between the PEO and average non-PEO NEO’s CAP amounts as compared to the Company TSR, net income and operating income performance. The use of long-term equity compensation is tied directly to our stock price as well as our financial performance.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Certain Financial Measures

The chart below illustrates the relationship between the PEO and average non-PEO NEO’s CAP amounts as compared to the Company TSR, net income and operating income performance. The use of long-term equity compensation is tied directly to our stock price as well as our financial performance.

Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR The chart below compares VS&Co’s TSR performance to the TSR performance of the S&P 500 Consumer Discretionary Distribution & Retail Index.
Tabular List, Table

Pay Versus Performance Tabular List

The three items listed below represent the most important metrics for determining pay in the previous year, as further described in the Short-Term Performance-Based Cash Incentive Compensation and Long-Term Equity Compensation sections in the CD&A. The performance measures in this table are not ranked by relative importance.

Most Important Performance Measures

Operating Income

Relative Total Shareholder Return

Net Sales

Total Shareholder Return Amount	$ 94	62	46	67	96
Peer Group Total Shareholder Return Amount	$ 144	$ 142	$ 108	$ 77	$ 93
Company Selected Measure Amount	271,000,000	310,000,000	246,000,000	478,000,000	870,000,000
PEO Name			Martin Waters	Martin Waters	Martin Waters	Ms. Super
Net Income	$ 189,000,000	$ 169,000,000	$ 116,000,000	$ 338,000,000	$ 646,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Hillary Super [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,381,494	8,533,370	0	0	0
PEO Actually Paid Compensation Amount	43,947,209	11,429,774	0	0	0
Martin Waters [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	12,750,535	10,925,251	12,519,912	12,905,231
PEO Actually Paid Compensation Amount	0	6,837,495	1,626,259	(3,313,155)	27,852,235
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(447,794)	(6,382,652)	21,447,033
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,395,585	4,435,401	17,324,891
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,969,929)	(10,211,635)	3,395,520
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(873,450)	(606,418)	726,622
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Hillary Super [Member]
Pay vs Performance Disclosure
Salary	1,222,846	481,319
Bonus	1,000,000	0
Non Equity Incentive Compensation	3,626,705	1,532,621
All Other Compensation.	492,373	769,426
PEO | Hillary Super [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,039,570)	(5,750,004)
PEO | Hillary Super [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,605,285	8,646,408
PEO | Hillary Super [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,146,909	8,646,408
PEO | Hillary Super [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,021,249	0
PEO | Hillary Super [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Hillary Super [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(562,873)	0
PEO | Hillary Super [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Martin Waters [Member]
Pay vs Performance Disclosure
Salary		721,154	1,250,000	1,250,000	1,250,000
Bonus		45,139	0	1,000,000	1,600,000
Non Equity Incentive Compensation		3,144,125	788,738	788,400	3,395,700
All Other Compensation.		548,049	35,315	31,097	125,956
PEO | Martin Waters [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,292,068)	(8,851,198)	(9,450,415)	(6,500,029)
PEO | Martin Waters [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,379,028	(447,794)	(6,382,652)	21,447,033
PEO | Martin Waters [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,628,350
PEO | Martin Waters [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		923,998
PEO | Martin Waters [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		575,920
PEO | Martin Waters [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(416,125)
PEO | Martin Waters [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,333,114)
Non-PEO NEO
Pay vs Performance Disclosure
Salary	735,835	641,710	873,656	758,032	785,979
Bonus	25,000	0	240,000	375,000	950,000
Non Equity Incentive Compensation	1,409,144	1,312,795	439,064	466,226	1,731,110
All Other Compensation.	85,544	133,948	29,836	165,169	79,702
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,168,409)	(1,689,654)	(2,240,756)	(3,119,912)	(1,040,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,664,375	2,534,275	113,579	1,151,000	5,687,051
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,604,779	2,574,419	1,512,258	2,034,300	3,070,976
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,118,462	446,858	(1,006,822)	(642,337)	1,597,970
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,544	95,481	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,337)	(171,023)	(391,857)	(240,963)	1,018,106
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (98,072)	$ (411,461)	$ 0	$ 0	$ 0